Employee Benefit Plan, Master Trust (Tables) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Master Trust - Text Block
3. Plan's Interest in EH Master Trust
The Elevance Health Defined Contribution Master Trust was established on January 1, 2024 pursuant to a trust agreement between the Plan Administrator and Fidelity in order to facilitate the administration of transactions in the Elevance Health Stock Fund and a stable value collective investment trust fund offered in both this Plan and the Elevance Health 401(k) Plan (together, the "Participating Plans"). Each Participating Plan has a divided interest in specific investment assets held in the EH Master Trust.
A summary of the net assets of the EH Master Trust and the Plan's interest in the net assets of the EH Master Trust as of December 31, 2025 is as follows:

	2025		2024
	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances
Investments at fair value
Collective investment trusts	$12,095,039,709	$1,571,637	$10,874,772,817	$1,436,468
Elevance Health common stock	352,309,761	115,007	408,045,086	40,155
Mutual funds	302,657,683	1,004	329,248,156	352
Self-directed brokerage accounts	316,803,497	—	250,803,504	—

Total investments at fair value	13,066,810,650	1,687,648	11,862,869,563	1,476,975

Other assets (liabilities)	(64,169)	(21)	(37,723)	(3)

Total net assets	$13,066,746,481	$1,687,627	$11,862,831,840	$1,476,972
During the year ended December 31, 2025, the EH Master Trust net investment income was comprised of the following:

2025
EH Master Trust Balances
Net appreciation in fair value of investments	$1,774,360,282
Interest and dividends	43,516,628

Total EH Master Trust net investment income	$1,817,876,910

EBP, Master Trust - Table Text Block
A summary of the net assets of the EH Master Trust and the Plan's interest in the net assets of the EH Master Trust as of December 31, 2025 is as follows:

	2025		2024
	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances	EH Master Trust Balances	Plan's Interest in EH Master Trust Balances
Investments at fair value
Collective investment trusts	$12,095,039,709	$1,571,637	$10,874,772,817	$1,436,468
Elevance Health common stock	352,309,761	115,007	408,045,086	40,155
Mutual funds	302,657,683	1,004	329,248,156	352
Self-directed brokerage accounts	316,803,497	—	250,803,504	—

Total investments at fair value	13,066,810,650	1,687,648	11,862,869,563	1,476,975

Other assets (liabilities)	(64,169)	(21)	(37,723)	(3)

Total net assets	$13,066,746,481	$1,687,627	$11,862,831,840	$1,476,972
During the year ended December 31, 2025, the EH Master Trust net investment income was comprised of the following:

2025
EH Master Trust Balances
Net appreciation in fair value of investments	$1,774,360,282
Interest and dividends	43,516,628

Total EH Master Trust net investment income	$1,817,876,910

Total investments at fair value	$ 126,688,083	$ 94,056,696
Net appreciation in fair value of investments	15,532,250
Interest and dividend income	3,280,954
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	13,066,810,650	11,862,869,563
Other assets (liabilities)	(64,169)	(37,723)
EBP, Net Asset Available for Benefits, Master Trust Total	13,066,746,481	11,862,831,840
Net appreciation in fair value of investments	1,774,360,282
Interest and dividend income	43,516,628
Total investment income	1,817,876,910
EBP, Nonconsolidated, Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
Total investments at fair value	12,095,039,709	10,874,772,817
EBP, Nonconsolidated, Master Trust | EBP, Employer, Common Stock
EBP, Master Trust [Line Items]
Total investments at fair value	352,309,761	408,045,086
EBP, Nonconsolidated, Master Trust | Mutual Fund
EBP, Master Trust [Line Items]
Total investments at fair value	302,657,683	329,248,156
EBP, Nonconsolidated, Master Trust | EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
Total investments at fair value	316,803,497	250,803,504
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	1,687,648	1,476,975
Other assets (liabilities)	(21)	(3)
EBP, Net Asset Available for Benefits, Master Trust Total	1,687,627	1,476,972
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Collective Trust
EBP, Master Trust [Line Items]
Total investments at fair value	1,571,637	1,436,468
EBP, Nonconsolidated, Plan Interest in Master Trust | EBP, Employer, Common Stock
EBP, Master Trust [Line Items]
Total investments at fair value	115,007	40,155
EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual Fund
EBP, Master Trust [Line Items]
Total investments at fair value	1,004	352
EBP, Nonconsolidated, Plan Interest in Master Trust | EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
Total investments at fair value	$ 0	$ 0